SUPPLEMENTAL DISCLOSURES ABOUT NATURAL GAS PRODUCING ACTIVITIES - Natural Gas & Condensate Reserve Quantity Information (Details) bbl in Thousands, Mcf in Thousands, MMcfe in Thousands	12 Months Ended
	Dec. 31, 2021 MMcfe Bcfe Mcf bbl	Dec. 31, 2020 Bcfe MMcfe bbl Mcf	Dec. 31, 2019 MMcfe Bcfe Mcf bbl
Proved Developed and Undeveloped Reserve (Energy) [Roll Forward]
Extensions, discoveries and other additions | Bcfe	203		13
Revisions of previous estimates | Bcfe	35	152	4
Gas
Proved Developed and Undeveloped Reserves [Roll Forward]
Proved reserves, beginning balance | Mcf	99,508	268,538	264,854
Extensions, discoveries and other additions | Mcf	202,897	0	12,848
Revisions of previous estimates | Mcf	35,237	(152,132)	4,737
Production | Mcf	(14,306)	(16,898)	(13,901)
Sale of reserves-in-place | Mcf	0	0	0
Purchases of reserves-in-place | Mcf	0	0	0
Proved reserves, ending balance | Mcf	323,336	99,508	268,538
Proved developed reserves: | Mcf	73,927	26,593	30,699
Proved undeveloped reserves: | Mcf	249,409	72,915	237,839
Condensate
Proved Developed and Undeveloped Reserves [Roll Forward]
Proved reserves, beginning balance | bbl	0	0	7
Extensions, discoveries and other additions | bbl	0	0	0
Revisions of previous estimates | bbl	0	0	(6)
Production | bbl	0	0	(1)
Sale of reserves-in-place | bbl	0	0	0
Purchases of reserves-in-place | bbl	0	0	0
Proved reserves, ending balance | bbl	0	0	0
Proved developed reserves: | bbl	0	0	0
Proved undeveloped reserves: | bbl	0	0	0
Gas Equivalent
Proved Developed and Undeveloped Reserve (Energy) [Roll Forward]
Proved reserve (energy), beginning balance | MMcfe	99,508	268,538	264,899
Extensions, discoveries and other additions | MMcfe	202,897	0	12,848
Revisions of previous estimates | MMcfe	35,237	(152,132)	4,696
Production | MMcfe	(14,306)	(16,898)	(13,905)
Sale of reserves-in-place | MMcfe	0	0	0
Purchases of reserves-in-place | MMcfe	0	0	0
Proved reserve (energy), ending balance | MMcfe	323,336	99,508	268,538
Proved developed reserves: | MMcfe	73,927	26,593	30,699
Proved undeveloped reserves: | MMcfe	249,409	72,915	237,839